Average Annual Total Returns - AZL MVP Fusion Balanced Fund	Apr. 30, 2021
S&P 500 Index
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
Balanced Composite Index
Average Annual Return:
1 Year	14.31%	[1]
5 Years	10.16%	[1]
10 Years	9.12%	[1]
AZL MVP Fusion Balanced Fund
Average Annual Return:
1 Year	3.78%
5 Years	6.10%
10 Years	5.50%

[1]	Reflects no deduction for fees, expenses, or taxes.